Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	SFr 77.2	SFr 34.4
Additions	19.0	23.7
Disposals	(0.3)	(1.5)
Depreciation	(10.1)	(5.0)
Currency Translation	(1.5)	0.4
Property, plant and equipment at the end of period	84.3	52.0
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	44.7	19.0
Additions	8.4	12.8
Disposals	(0.2)	(0.2)
Depreciation	(3.4)	(1.1)
Currency Translation	(1.0)	0.2
Property, plant and equipment at the end of period	48.6	30.7
Trade tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5.3	3.8
Additions	0.5	1.0
Disposals	0.0	0.0
Depreciation	(1.2)	(1.3)
Currency Translation	(0.1)	0.1
Property, plant and equipment at the end of period	4.5	3.6
Production tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	7.5	6.3
Additions	4.1	3.3
Disposals	0.0	(1.3)
Depreciation	(3.2)	(1.6)
Currency Translation	0.0	0.0
Property, plant and equipment at the end of period	8.5	6.7
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	19.7	5.3
Additions	5.9	6.5
Disposals	(0.1)	0.0
Depreciation	(2.3)	(0.9)
Currency Translation	(0.4)	0.1
Property, plant and equipment at the end of period	22.8	11.0
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	97.8	47.9
Property, plant and equipment at the end of period	114.3	63.9
Cost | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	49.7	20.9
Property, plant and equipment at the end of period	56.6	33.3
Cost | Trade tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	10.7	7.3
Property, plant and equipment at the end of period	10.9	8.1
Cost | Production tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	12.9	11.9
Property, plant and equipment at the end of period	17.0	8.3
Cost | Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	24.5	7.8
Property, plant and equipment at the end of period	29.9	14.2
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(20.6)	(13.5)
Property, plant and equipment at the end of period	(30.0)	(11.9)
Accumulated depreciation | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(5.0)	(1.9)
Property, plant and equipment at the end of period	(8.0)	(2.6)
Accumulated depreciation | Trade tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(5.4)	(3.5)
Property, plant and equipment at the end of period	(6.4)	(4.4)
Accumulated depreciation | Production tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(5.3)	(5.6)
Property, plant and equipment at the end of period	(8.5)	(1.6)
Accumulated depreciation | Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(4.9)	(2.5)
Property, plant and equipment at the end of period	SFr (7.1)	SFr (3.2)